INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
INTANGIBLE ASSETS
Less: impairment	$ (10,346,769)	$ (10,346,769)
Less: accumulated amortization	(1,289,131)	(1,289,131)
Intangible assets, net	0	0
Software, cost [Member]
INTANGIBLE ASSETS
Intangible assets, gross	$ 11,635,900	$ 11,635,900